Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	June 30,	December 31,
	2015	2014
Due to casino operators	$39,986,007	$32,392,020